COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of capital commitments outstanding not provided for in the financial statements

	As of	As of
	December 31,	September 30,
	2018	2019

Contracted for	1,017,325	1,410,707